Condensed Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit or loss [abstract]
Diluted, loss per share	$ (0.64)	$ (1.15)	$ (1.44)
Weighted average of number of shares used to calculate the diluted loss per share	27,839,012	10,334,303	17,300,596